UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

GLOBAL HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.4%
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.4%
	Allison Transmission Inc., Senior Notes:
590,000	11.000% due 11/1/15 (a)	$516,250
1,640,000	11.250% due 11/1/15 (a)(b)	1,353,000
3,360,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,797,600
	Visteon Corp., Senior Notes:
2,272,000	8.250% due 8/1/10	1,897,120
5,786,000	12.250% due 12/31/16 (a)	3,500,530

	Total Auto Components	9,064,500

Automobiles - 1.5%
3,890,000	Ford Motor Co., Notes, 7.450% due 7/16/31	1,692,150
	General Motors Corp.:
5,070,000	Notes, 7.200% due 1/15/11	2,991,300
12,320,000	Senior Debentures, 8.375% due 7/15/33	4,989,600

	Total Automobiles	9,673,050

Diversified Consumer Services - 0.7%
3,995,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	3,215,975
	Service Corp. International, Senior Notes:
555,000	7.625% due 10/1/18	499,500
1,255,000	7.500% due 4/1/27	966,350

	Total Diversified Consumer Services	4,681,825

Hotels, Restaurants & Leisure - 3.7%
	Boyd Gaming Corp., Senior Subordinated Notes:
285,000	6.750% due 4/15/14	205,913
780,000	7.125% due 2/1/16	544,050
3,125,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	46,875
4,020,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	2,391,900
755,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	547,375
529,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	399,395
2,375,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,173,125
2,170,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,584,100
1,910,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,833,600
2,650,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	1,815,250
4,485,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,072,225
	MGM MIRAGE Inc.:
1,785,000	Notes, 6.750% due 9/1/12	1,405,687
910,000	Senior Notes, 5.875% due 2/27/14	662,025
1,675,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,155,750
1,285,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	931,625
	Station Casinos Inc., Senior Notes:
1,295,000	6.000% due 4/1/12	731,675
3,765,000	7.750% due 8/15/16	2,061,337
2,155,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,058,025

	Total Hotels, Restaurants & Leisure	23,619,932

Household Durables - 1.7%
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(e)(f)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Household Durables - 1.7% (continued)
455,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	$381,063
4,575,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	4,506,375
3,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,116,950
3,665,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	3,316,825

	Total Household Durables	11,321,213

Internet & Catalog Retail - 0.3%
240,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	217,200
1,580,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	1,493,100

	Total Internet & Catalog Retail	1,710,300

Media - 6.2%
	Affinion Group Inc.:
105,000	Senior Notes, 10.125% due 10/15/13	99,225
4,581,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,283,235
9,923,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,598,795
1,699,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	1,435,655
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	892,500
1,360,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	795,600
4,760,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	4,641,000
485,000	CMP Susquehanna Corp., 9.875% due 5/15/14	274,025
	CSC Holdings Inc.:
1,655,000	Senior Debentures, 8.125% due 8/15/09	1,642,587
	Senior Notes:
375,000	8.125% due 7/15/09	372,188
1,155,000	6.750% due 4/15/12	1,064,044
	Dex Media Inc., Discount Notes:
2,060,000	Step bond to yield 8.367% due 11/15/13	957,900
3,885,000	Step bond to yield 8.996% due 11/15/13	1,806,525
1,490,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	927,525
1,050,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,042,125
	EchoStar DBS Corp., Senior Notes:
890,000	6.625% due 10/1/14	716,450
1,015,000	7.750% due 5/31/15	865,287
2,665,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	2,345,200
6,170,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,712,175
1,155,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	456,225
610,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	375,150
1,825,000	Sun Media Corp., 7.625% due 2/15/13	1,688,125
	TL Acquisitions Inc.:
3,045,000	Senior Notes, 10.500% due 1/15/15 (a)	2,420,775
3,315,000	Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15 (a)	2,237,625

	Total Media	39,649,941

Multiline Retail - 1.3%
3,652,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	3,396,360
	Neiman Marcus Group Inc.:
6,300,000	Senior Notes, 9.000% due 10/15/15 (b)	5,307,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Multiline Retail - 1.3% (continued)
15,000	Senior Subordinated Notes, 10.375% due 10/15/15	$12,638

	Total Multiline Retail	8,716,748

Specialty Retail - 0.7%
560,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	481,600
2,740,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,972,800
700,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	728,000
1,479,000	Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(e)(f)	0
	Michaels Stores Inc.:
1,778,000	Senior Notes, 10.000% due 11/1/14	1,129,030
520,000	Senior Subordinated Bonds, 11.375% due 11/1/16	248,300

	Total Specialty Retail	4,559,730

Textiles, Apparel & Luxury Goods - 0.3%
1,975,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,794,781

	TOTAL CONSUMER DISCRETIONARY	114,792,020

CONSUMER STAPLES - 1.6%
Beverages - 0.0%
70,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	64,750

Food & Staples Retailing - 0.1%
441,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	464,084

Food Products - 0.6%
	Dole Food Co. Inc., Senior Notes:
610,000	8.625% due 5/1/09	585,600
1,175,000	7.250% due 6/15/10	1,039,875
2,291,000	8.875% due 3/15/11	1,935,895
520,000	Stater Brothers Holdings Inc., 7.750% due 4/15/15	488,800

	Total Food Products	4,050,170

Household Products - 0.5%
615,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	616,538
2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,172,487

	Total Household Products	2,789,025

Tobacco - 0.4%
	Alliance One International Inc., Senior Notes:
1,875,000	8.500% due 5/15/12	1,743,750
990,000	11.000% due 5/15/12	975,150

	Total Tobacco	2,718,900

	TOTAL CONSUMER STAPLES	10,086,929

ENERGY - 12.1%
Energy Equipment & Services - 0.6%
900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	859,500
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	680,400
1,215,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,166,400
1,330,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,352,656

	Total Energy Equipment & Services	4,058,956

Oil, Gas & Consumable Fuels - 11.5%
2,740,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	2,589,300
5,292,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,842,180
	Chesapeake Energy Corp., Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.5% (continued)
670,000	6.375% due 6/15/15	$601,325
65,000	6.625% due 1/15/16	58,663
2,395,000	6.250% due 1/15/18	2,059,700
1,140,000	7.250% due 12/15/18	1,054,500
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,056,000
1,684,991	Corral Finans AB, Senior Secured Subordinated Bonds, 7.791% due 4/15/10 (a)(b)(d)	1,381,693
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (c)(e)(f)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (c)(e)(f)	0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	236,812
3,435,000	7.800% due 8/1/31	2,911,221
1,640,000	7.750% due 1/15/32	1,380,803
4,975,000	Notes, 7.875% due 6/15/12	4,920,991
	Enterprise Products Operating LP:
2,250,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	2,088,585
815,000	Subordinated Notes, 7.034% due 1/15/68 (d)	658,121
4,910,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,664,500
700,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	647,500
3,795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,406,012
	Mariner Energy Inc., Senior Notes:
1,930,000	7.500% due 4/15/13	1,717,700
955,000	8.000% due 5/15/17	811,750
1,720,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	1,642,600
745,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	663,050
2,175,000	Parallel Petroleum Corp., 10.250% due 8/1/14	1,968,375
	Petrohawk Energy Corp., Senior Notes:
1,760,000	9.125% due 7/15/13	1,663,200
610,000	7.875% due 6/1/15 (a)	533,750
	Petroplus Finance Ltd., Senior Notes:
1,215,000	6.750% due 5/1/14 (a)	1,032,750
500,000	7.000% due 5/1/17 (a)	417,500
1,880,000	Quicksilver Resources Inc., 8.250% due 8/1/15	1,729,600
9,500,000	SandRidge Energy Inc., 8.625% due 4/1/15 (a)(b)	8,550,000
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(f)	594,300
1,610,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	1,569,750
536,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	418,080
550,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	475,750
900,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	913,500
3,860,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (g)	1,544,000
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,988,350
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,650,000	7.250% due 5/1/12	1,538,625
2,155,000	7.000% due 2/1/14	1,842,525
	Williams Cos. Inc., Notes:
4,065,000	7.875% due 9/1/21	4,073,158
3,445,000	8.750% due 3/15/32	3,541,257

	Total Oil, Gas & Consumable Fuels	73,787,476

	TOTAL ENERGY	77,846,432

FINANCIALS - 10.2%
Capital Markets - 0.2%
1,600,000	Morgan Stanley, Senior Notes, 3.875% due 1/15/09	1,472,125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Commercial Banks - 1.7%
	ATF Capital BV:
1,000,000	9.250% due 2/21/14 (a)	$694,680
4,355,000	Senior Notes, 9.250% due 2/21/14 (a)	3,233,587
5,375,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	3,850,650
	TuranAlem Finance BV, Bonds:
2,995,000	8.250% due 1/22/37 (a)	1,684,688
2,240,000	8.250% due 1/22/37 (a)	1,260,000

	Total Commercial Banks	10,723,605

Consumer Finance - 4.3%
3,320,000	AmeriCredit Corp., 8.500% due 7/1/15	2,788,800
	Ford Motor Credit Co., Senior Notes:
1,215,000	5.538% due 1/13/12 (d)	777,819
19,260,000	12.000% due 5/15/15	14,712,521
14,987,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	5,661,130
5,030,000	SLM Corp., Senior Notes, 8.450% due 6/15/18	3,425,284

	Total Consumer Finance	27,365,554

Diversified Financial Services - 3.2%
1,660,000	Capmark Financial Group Inc., 5.875% due 5/10/12	828,068
2,260,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,847,550
2,225,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	2,264,231
	Leucadia National Corp., Senior Notes:
2,070,000	8.125% due 9/15/15	2,023,425
770,000	7.125% due 3/15/17	704,550
	Residential Capital LLC:
4,452,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	1,090,740
3,777,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	2,096,235
	TNK-BP Finance SA:
4,440,000	7.500% due 7/18/16 (a)	3,196,800
1,419,000	7.875% due 3/13/18 (a)	1,021,680
692,000	Senior Notes, 7.875% due 3/13/18 (a)	487,860
1,245,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.504% due 10/1/15	1,083,150
3,985,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,865,450

	Total Diversified Financial Services	20,509,739

Insurance - 0.1%
4,940,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	791,753

Real Estate Investment Trusts (REITs) - 0.1%
140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	112,700
835,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	793,250

	Total Real Estate Investment Trusts (REITs)	905,950

Real Estate Management & Development - 0.6%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (g)	991,900
	Realogy Corp.:
410,000	10.500% due 4/15/14	182,450
3,385,000	11.000% due 4/15/14 (b)	1,311,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Real Estate Management & Development - 0.6% (continued)
3,305,000	Senior Subordinated Notes, 12.375% due 4/15/15	$1,140,225

	Total Real Estate Management & Development	3,626,262

	TOTAL FINANCIALS	65,394,988

HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 0.8%
2,115,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,850,625
	Biomet Inc.:
2,265,000	11.625% due 10/15/17	2,287,650
950,000	Senior Notes, 10.375% due 10/15/17 (b)	945,250

	Total Health Care Equipment & Supplies	5,083,525

Health Care Providers & Services - 6.2%
4,160,000	CRC Health Corp., 10.750% due 2/1/16	3,224,000
	DaVita Inc.:
1,700,000	Senior Notes, 6.625% due 3/15/13	1,623,500
2,275,000	Senior Subordinated Notes, 7.250% due 3/15/15	2,172,625
	HCA Inc.:
2,420,000	Debentures, 7.500% due 12/15/23	1,784,871
	Senior Secured Notes:
3,270,000	9.250% due 11/15/16	3,188,250
8,270,000	9.625% due 11/15/16 (b)	7,877,175
4,130,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,923,500
	Tenet Healthcare Corp., Senior Notes:
2,280,000	6.375% due 12/1/11	2,114,700
2,375,000	6.500% due 6/1/12	2,208,750
4,310,000	7.375% due 2/1/13	3,943,650
1,860,000	9.875% due 7/1/14	1,822,800
	Universal Hospital Services Inc., Senior Secured Notes:
1,015,000	6.303% due 6/1/15 (d)	898,275
970,000	8.500% due 6/1/15 (b)	909,375
5,916,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	4,555,320

	Total Health Care Providers & Services	40,246,791

Pharmaceuticals - 0.1%
8,815,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(f)	462,787

	TOTAL HEALTH CARE	45,793,103

INDUSTRIALS - 11.7%
Aerospace & Defense - 1.6%
1,740,000	BE Aerospace Inc., 8.500% due 7/1/18	1,692,150
1,838,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	1,865,570
	Hawker Beechcraft Acquisition Co.:
5,220,000	Senior Notes, 8.875% due 4/1/15 (b)	4,750,200
110,000	Senior Subordinated Notes, 9.750% due 4/1/17	99,000
1,890,000	Moog Inc., 7.250% due 6/15/18 (a)	1,823,850

	Total Aerospace & Defense	10,230,770

Airlines - 1.3%
1,595,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,060,675
6,355,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	5,941,925
1,887,733	Delta Air Lines Inc., 8.954% due 8/10/14	1,462,993

	Total Airlines	8,465,593

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Building Products - 1.5%
	Associated Materials Inc.:
4,385,000	Senior Discount Notes, step bond to yield 13.970% due 3/1/14	$2,850,250
3,685,000	Senior Subordinated Notes, 9.750% due 4/15/12	3,648,150
1,480,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (a)	1,309,800
4,445,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.362% due 3/1/14	1,933,575

	Total Building Products	9,741,775

Commercial Services & Supplies - 2.8%
935,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	808,775
	DynCorp International LLC/DIV Capital Corp.:
720,000	9.500% due 2/15/13 (a)	711,000
7,516,000	Senior Subordinated Notes, 9.500% due 2/15/13	7,365,680
2,870,961	Employee Solutions Inc., 10.000% due 4/15/10 (c)(e)(f)	287
	Interface Inc.:
675,000	Senior Notes, 10.375% due 2/1/10	691,875
2,095,000	Senior Subordinated Notes, 9.500% due 2/1/14	2,126,425
4,090,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	3,118,625
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(e)(f)	0
	US Investigations Services Inc.:
3,695,000	11.750% due 5/1/16 (a)	3,048,375
310,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	277,450

	Total Commercial Services & Supplies	18,148,492

Construction & Engineering - 0.2%
1,480,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,381,950

Electrical Equipment - 0.1%
390,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	331,500

Industrial Conglomerates - 0.4%
	Sequa Corp., Senior Notes:
1,340,000	11.750% due 12/1/15 (a)	1,132,300
1,385,225	13.500% due 12/1/15 (a)(b)	1,170,515

	Total Industrial Conglomerates	2,302,815

Machinery - 0.2%
1,420,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,263,800

Road & Rail - 2.3%
9,740,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	8,181,600
	Kansas City Southern de Mexico, Senior Notes:
4,486,000	9.375% due 5/1/12	4,598,150
1,030,000	7.625% due 12/1/13	988,800
1,105,000	7.375% due 6/1/14	1,060,800

	Total Road & Rail	14,829,350

Trading Companies & Distributors - 1.0%
2,180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,885,700
2,205,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,642,725
4,320,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	3,002,400

	Total Trading Companies & Distributors	6,530,825

Transportation Infrastructure - 0.3%
	Swift Transportation Co., Senior Secured Notes:
3,455,000	10.554% due 5/15/15 (a)(d)	1,088,325

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Transportation Infrastructure - 0.3% (continued)
2,170,000	12.500% due 5/15/17 (a)	$726,950

	Total Transportation Infrastructure	1,815,275

	TOTAL INDUSTRIALS	75,042,145

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment, Instruments & Components - 0.2%
	NXP BV/NXP Funding LLC, Senior Secured Notes:
860,000	5.541% due 10/15/13 (d)	570,825
1,140,000	7.875% due 10/15/14	769,500

	Total Electronic Equipment, Instruments & Components	1,340,325

IT Services - 1.1%
2,300,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	1,880,250
2,400,000	First Data Corp., Senior Notes, 9.875% due 9/24/15 (a)	2,186,304
	SunGard Data Systems Inc.:
1,567,000	Senior Notes, 9.125% due 8/15/13	1,418,135
1,945,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,697,013

	Total IT Services	7,181,702

Semiconductors & Semiconductor Equipment - 0.1%
	Freescale Semiconductor Inc., Senior Notes:
260,000	8.875% due 12/15/14	180,700
530,000	9.125% due 12/15/14 (b)	336,550

	Total Semiconductors & Semiconductor Equipment	517,250

Software - 0.3%
2,910,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,167,950

	TOTAL INFORMATION TECHNOLOGY	11,207,227

MATERIALS - 9.0%
Chemicals - 1.5%
5,460,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	2,484,300
1,765,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,526,725
2,775,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,872,125
5,570,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	2,534,350
230,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	196,650

	Total Chemicals	9,614,150

Containers & Packaging - 1.0%
70,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	46,550
3,255,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,962,050
850,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	722,500
2,150,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
1,310,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	1,336,200
1,625,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,308,125

	Total Containers & Packaging	6,375,425

Metals & Mining - 3.5%
3,340,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,294,813
1,500,000	Metals USA Holdings Corp., 8.791% due 7/1/12 (b)(d)	1,207,500
3,745,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,613,925
4,020,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	2,673,300
4,275,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,740,625
6,660,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	5,694,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
	Vale Overseas Ltd., Notes:
Metals & Mining - 3.5% (continued)
430,000	6.250% due 1/23/17	$403,959
2,605,000	6.875% due 11/21/36	2,331,754

	Total Metals & Mining	22,960,176

Paper & Forest Products - 3.0%
	Abitibi-Consolidated Co. of Canada:
4,563,000	15.500% due 7/15/10 (a)	3,239,730
5,620,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	5,620,000
	Appleton Papers Inc.:
1,245,000	Senior Notes, 8.125% due 6/15/11	1,098,713
2,840,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,193,900
3,660,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12 (d)	3,294,000
1,700,894	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	1,513,795
1,400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,169,000
1,440,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	1,173,600

	Total Paper & Forest Products	19,302,738

	TOTAL MATERIALS	58,252,489

TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 5.9%
5,190,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	4,640,898
870,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	622,050
	Citizens Communications Co.:
300,000	Debentures, 7.050% due 10/1/46	172,500
2,100,000	Senior Notes, 7.875% due 1/15/27	1,585,500
1,550,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	224,750
5,000,000	Intelsat Corp., 9.250% due 8/15/14 (a)	4,700,000
1,790,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16 (a)	1,673,650
1,302,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,204,350
	Level 3 Financing Inc., Senior Notes:
3,375,000	9.250% due 11/1/14	2,565,000
1,875,000	6.845% due 2/15/15 (d)	1,275,000
4,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	3,692,025
2,265,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,970,550
1,520,000	Qwest Corp., Senior Notes, 7.500% due 10/1/14	1,322,400
5,845,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	4,924,412
	Wind Acquisition Finance SA:
1,757,693	13.061% due 12/21/11 (d)	1,555,558
760,000	Senior Bonds, 10.750% due 12/1/15 (a)	748,600
5,540,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,138,350
1,698,286	World Access Inc., Senior Notes, 13.250% due 1/15/08 (c)(e)(f)	27,173

	Total Diversified Telecommunication Services	38,042,766

Wireless Telecommunication Services - 2.3%
2,320,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,656,400
1,390,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	1,306,600
	Sprint Capital Corp., Senior Notes:
370,000	8.375% due 3/15/12	333,239
5,300,000	6.875% due 11/15/28	3,558,802
	True Move Co., Ltd.:
2,310,000	10.750% due 12/16/13 (a)	1,630,345

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Wireless Telecommunication Services - 2.3% (continued)
7,320,000	Notes, 10.750% due 12/16/13 (a)	$4,977,600

	Total Wireless Telecommunication Services	14,462,986

	TOTAL TELECOMMUNICATION SERVICES	52,505,752

UTILITIES - 10.0%
Electric Utilities - 1.5%
3,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	3,050,000
835,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	843,350
6,660,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	5,677,650

	Total Electric Utilities	9,571,000

Gas Utilities - 0.7%
5,077,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	4,518,530

Independent Power Producers & Energy Traders - 7.8%
	AES Corp., Senior Notes:
2,845,000	9.375% due 9/15/10	2,859,225
2,585,000	8.000% due 10/15/17	2,345,888
6,660,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	5,361,300
	Edison Mission Energy, Senior Notes:
1,015,000	7.750% due 6/15/16	959,175
2,670,000	7.200% due 5/15/19	2,362,950
2,025,000	7.625% due 5/15/27	1,650,375
26,350,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	22,397,500
701,492	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	790,932
3,215,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,038,175
	NRG Energy Inc., Senior Notes:
9,430,000	7.375% due 2/1/16	8,510,575
40,000	7.375% due 1/15/17	36,500

	Total Independent Power Producers & Energy Traders	50,312,595

	TOTAL UTILITIES	64,402,125

	TOTAL CORPORATE BONDS & NOTES (Cost - $736,014,063)	575,323,210

ASSET-BACKED SECURITY - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f) (Cost - $3,293,488)	0

COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
6,300,000	Lehman XS Trust, 3.607% due 7/25/47 (d) (Cost - $1,512,000)	1,512,000

COLLATERALIZED SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.5%
3,895,484	Allison Transmission, Term Loan B, 5.220% due 8/7/14 (d)	3,237,424

Textiles, Apparel & Luxury Goods - 0.2%
2,500,000	Simmons Co., Term Loan, 8.345% due 2/15/12 (d)	1,093,750

	TOTAL CONSUMER DISCRETIONARY	4,331,174

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
ENERGY - 1.0%
Energy Equipment & Services - 0.6%
3,986,536	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(f)	$3,847,007

Oil, Gas & Consumable Fuels - 0.4%
3,000,000	Stallion Oilfield Services, Term Loan, 8.052% due 7/31/12 (d)	2,730,000

	TOTAL ENERGY	6,577,007

INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
2,120,401	Penhall International Corp., Term Loan, 10.133% due 4/1/12 (d)	1,378,260

MATERIALS - 0.6%
Containers & Packaging - 0.4%
4,404,629	Berry Plastics Corp., Senior Term Loan, 9.791% due 6/15/14 (d)	2,642,778

Paper & Forest Products - 0.2%
1,120,000	Verso Paper Holdings LLC, 11.771% due 2/1/13	924,000

	TOTAL MATERIALS	3,566,778

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $20,433,615)	15,853,219

CONVERTIBLE BONDS & NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
860,000	Virgin Media Inc., 6.500% due 11/15/16 (a)	549,325

INDUSTRIALS - 0.3%
Marine - 0.3%
2,360,000	Horizon Lines Inc., 4.250% due 8/15/12	1,790,650

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,675,293)	2,339,975

SOVEREIGN BONDS - 1.6%
Brazil - 1.3%
17,066,000 BRL	Brazil Nota do Tesouro Nacional, 10.000% due 7/1/10	8,319,223

Indonesia - 0.3%
	Republic of Indonesia:
8,114,000,000 IDR	11.000% due 9/15/25	719,971
14,826,000,000 IDR	10.250% due 7/15/27	1,227,744

	Total Indonesia	1,947,715

	TOTAL SOVEREIGN BONDS (Cost - $10,852,223)	10,266,938

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,696,430	Home Interiors & Gifts Inc. (e)(f)*	9
29,983	Mattress Discounters Corp. (e)(f)*	0
189	Mattress Holding Corp. (e)*	0

	TOTAL CONSUMER DISCRETIONARY	9

INDUSTRIALS - 0.0%
Machinery - 0.0%
20	Glasstech Inc. (e)(f)*	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (e)(f)*	$0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc. (f)*	5

	TOTAL COMMON STOCKS (Cost - $5,332,294)	14

CONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
4,630	Bank of America Corp., 7.250% (Cost - $4,641,392)	3,879,940

ESCROWED SHARES - 0.0%
2,000,000	Pillowtex Corp. (e)(f)* (Cost - $0)	0

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
10	ION Media Networks Inc., Series B, 12.000% *	6,175

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.
9,787	Class B Shares (e)(f)*	0
5,383	Class C Shares (e)(f)*	0
14,191	Class D Shares (e)(f)*	0
29,362	Class E Shares (e)(f)*	0

	TOTAL FINANCIALS	0

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (e)(f)*	0

	TOTAL PREFERRED STOCKS (Cost - $112,740)	6,175

WARRANTS
WARRANTS - 0.0%
1,250	Leap Wireless International Inc., Expires 4/15/10(a)(e)(f)*	0
13,446	Pillowtex Corp., Expires 11/24/09(e)(f)*	0

	TOTAL WARRANTS (Cost - $9,954)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $784,877,062)	609,181,471

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.3%
Sovereign Bonds - 2.4%
	Egypt Treasury Bills:
25,950,000 EGP	Zero coupon bond to yield 6.733% due 11/4/08	4,722,395
25,175,000 EGP	Zero coupon bond to yield 6.764% due 11/11/08	4,575,628
34,825,000 EGP	Zero coupon bond to yield 7.330% due 1/6/09	6,126,331

	Total Sovereign Bonds (Cost - $15,476,620)	15,424,354

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Repurchase Agreement - 0.9%
5,822,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity - $5,822,202; (Fully collateralized by U.S. government agency obligation, 7.125% due 6/15/10; Market value - $6,059,053) (Cost - $5,822,000)	$5,822,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,298,620)	21,246,354

	TOTAL INVESTMENTS - 98.0% (Cost - $806,175,682#)	630,427,825
	Other Assets in Excess of Liabilities - 2.0%	13,160,785

	TOTAL NET ASSETS - 100.0%	$643,588,610

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(f)	Illiquid security.

(g)	Subsequent to the reporting period, this security went into default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah

Schedule of Written Options

Notional Par	Security	Expiration Date	Strike Price	Value*
$2,900,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	10/20/08	$90.00	$33,095
2,900,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	11/20/08	90.00	45,401
2,900,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	10/20/08	90.00	38,895
2,900,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	11/20/08	90.00	70,730

	Total Written Options (Premiums Received - $253,750)			$188,121

*	Valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the premium received is added to the basis of the swap agreement entered.

Notes to Schedule of Investments (unaudited) (continued)

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$630,427,825	$3,879,945	$626,520,411	$27,469
Other Financial Instruments*	54,957	—	54,957	—

Total	$630,482,782	$3,879,945	$626,575,368	$27,469

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$50,092
Accrued Premiums/Discounts	—
Realized Gain (Loss)	75,502
Change in unrealized appreciation (depreciation)	(7,229)
Net purchases (sales)	(90,896)
Transfers in and/or out of Level 3	—

Balance as of September 30, 2008	$27,469

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,924,895
Gross unrealized depreciation	(178,672,752)

Net unrealized depreciation	$(175,747,857)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Russian Ruble	37,014,120	$1,429,379	12/8/08	$(8,621)
Russian Ruble	28,762,185	1,110,713	12/8/08	(7,090)
Russian Ruble	14,783,190	570,650	12/11/08	(350)
Russian Ruble	12,041,780	464,828	12/11/08	(3,843)

				(19,904)

Contracts to Sell:
Euro	427,262	603,009	12/8/08	3,618
Euro	556,030	784,743	12/8/08	4,097
Euro	331,000	467,154	12/11/08	1,517

				9,232

Net unrealized loss on open forward foreign currency contracts				$(10,672)

During the period ended September 30, 2008, written option transactions for the Fund were as follows:

	Notional Par	Premiums
Written options, outstanding December 31, 2007	—	—
Options written	$23,600,000	$538,750
Options exercised	(6,000,000)	(142,500)
Options expired	(6,000,000)	(142,500)

Written options, outstanding September 30, 2008	$11,600,000	$253,750

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 25, 2008